AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 94.7%
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.*(a)	2,695	$1,076,922
Curtiss-Wright Corp.	400	131,476
HEICO Corp. (Class A Stock)	48,706	9,924,335
Hexcel Corp.	10,607	655,831
Howmet Aerospace, Inc.	105,863	10,612,766
Melrose Industries PLC (United Kingdom)	42,164	257,688
TransDigm Group, Inc.	842	1,201,643
Woodward, Inc.	7,399	1,269,002
		25,129,663
Automobiles — 0.2%
Thor Industries, Inc.(a)	15,807	1,737,031
Banks — 0.3%
NU Holdings Ltd. (Brazil) (Class A Stock)*	228,194	3,114,848
Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)(a)	68,164	3,353,669
Celsius Holdings, Inc.*	12,408	389,115
Constellation Brands, Inc. (Class A Stock)	9,257	2,385,436
		6,128,220
Biotechnology — 3.5%
Alnylam Pharmaceuticals, Inc.*	16,322	4,489,040
Amicus Therapeutics, Inc.*	73,062	780,302
Apellis Pharmaceuticals, Inc.*	31,786	916,708
Argenx SE (Netherlands), ADR*	5,295	2,870,314
Ascendis Pharma A/S (Denmark), ADR*	31,363	4,682,810
Exact Sciences Corp.*(a)	31,605	2,152,933
Exelixis, Inc.*	53,591	1,390,686
Insmed, Inc.*	23,358	1,705,134
Ionis Pharmaceuticals, Inc.*(a)	45,602	1,826,816
Legend Biotech Corp., ADR*(a)	74,589	3,634,722
Natera, Inc.*	47,653	6,049,548
REVOLUTION Medicines, Inc.*	18,867	855,618
Sarepta Therapeutics, Inc.*	4,423	552,389
Vaxcyte, Inc.*	3,482	397,888
Viking Therapeutics, Inc.*(a)	16,736	1,059,556
		33,364,464
Building Products — 2.0%
A.O. Smith Corp.(a)	41,043	3,686,893
AAON, Inc.(a)	26,119	2,816,673
AZEK Co., Inc. (The)*	45,070	2,109,276
Carlisle Cos., Inc.	5,120	2,302,720
Simpson Manufacturing Co., Inc.	11,559	2,210,890
Trane Technologies PLC	6,529	2,538,018
Trex Co., Inc.*	48,593	3,235,322
		18,899,792
Capital Markets — 6.8%
Ares Management Corp. (Class A Stock)(a)	43,993	6,855,869
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Blue Owl Capital, Inc.(a)	131,961	$2,554,765
Carlyle Group, Inc. (The)(a)	18,846	811,509
Coinbase Global, Inc. (Class A Stock)*(a)	4,035	718,916
FactSet Research Systems, Inc.(a)	15,323	7,046,282
Interactive Brokers Group, Inc. (Class A Stock)	39,112	5,450,648
KKR & Co., Inc.	20,756	2,710,318
LPL Financial Holdings, Inc.	21,942	5,104,367
MarketAxess Holdings, Inc.	23,609	6,048,626
Moody’s Corp.	6,476	3,073,445
Morningstar, Inc.	9,177	2,928,564
MSCI, Inc.	11,731	6,838,352
Raymond James Financial, Inc.	15,206	1,862,127
Robinhood Markets, Inc. (Class A Stock)*	85,528	2,003,066
TPG, Inc.(a)	107,524	6,189,081
Tradeweb Markets, Inc. (Class A Stock)	31,370	3,879,528
		64,075,463
Chemicals — 0.2%
RPM International, Inc.	17,500	2,117,500
Commercial Services & Supplies — 3.4%
ACV Auctions, Inc. (Class A Stock)*(a)	61,289	1,246,005
Cintas Corp.	34,747	7,153,712
Copart, Inc.*	196,699	10,307,028
GFL Environmental, Inc.(a)	77,989	3,110,201
MSA Safety, Inc.	10,284	1,823,765
Rollins, Inc.	69,878	3,534,429
Waste Connections, Inc.	27,164	4,857,467
		32,032,607
Communications Equipment — 0.1%
Arista Networks, Inc.*	1,531	587,628
Construction & Engineering — 1.5%
EMCOR Group, Inc.	12,300	5,295,519
Quanta Services, Inc.(a)	21,585	6,435,568
WillScot Holdings Corp.*(a)	64,492	2,424,899
		14,155,986
Construction Materials — 1.3%
Eagle Materials, Inc.	8,841	2,543,114
Martin Marietta Materials, Inc.	11,881	6,394,948
Vulcan Materials Co.	12,800	3,205,504
		12,143,566
Consumer Staples Distribution & Retail — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	43,576	3,594,149
Casey’s General Stores, Inc.	12,799	4,808,712
		8,402,861
Distributors — 1.0%
Pool Corp.(a)	26,411	9,951,665
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.*	50,000	7,006,500
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 3.2%
AMETEK, Inc.	46,272	$7,945,365
GE Vernova, Inc.*	4,270	1,088,765
Generac Holdings, Inc.*	30,973	4,920,990
Hubbell, Inc.(a)	9,056	3,879,137
NuScale Power Corp.*	12,095	140,060
nVent Electric PLC	15,796	1,109,827
Regal Rexnord Corp.	16,695	2,769,367
Rockwell Automation, Inc.	8,610	2,311,441
Vertiv Holdings Co. (Class A Stock)	64,814	6,448,345
		30,613,297
Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. (Class A Stock)	103,158	6,721,775
CDW Corp.	11,671	2,641,147
Coherent Corp.*	52,034	4,626,343
Novanta, Inc.*(a)	20,365	3,643,706
Teledyne Technologies, Inc.*	4,621	2,022,427
Trimble, Inc.*	66,596	4,134,946
Zebra Technologies Corp. (Class A Stock)*	12,368	4,580,118
		28,370,462
Energy Equipment & Services — 0.3%
TechnipFMC PLC (United Kingdom)	108,455	2,844,775
Entertainment — 1.6%
Live Nation Entertainment, Inc.*(a)	12,621	1,381,873
Spotify Technology SA*	10,568	3,894,625
Take-Two Interactive Software, Inc.*(a)	49,147	7,554,385
TKO Group Holdings, Inc.*	14,987	1,854,042
		14,684,925
Financial Services — 1.0%
Block, Inc.*	13,839	929,012
Corpay, Inc.*	12,675	3,964,233
Remitly Global, Inc.*(a)	23,874	319,673
Rocket Cos., Inc. (Class A Stock)*(a)	119,798	2,298,924
WEX, Inc.*(a)	10,955	2,297,592
		9,809,434
Ground Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	10,659	1,836,865
Old Dominion Freight Line, Inc.(a)	13,458	2,673,297
Saia, Inc.*	14,242	6,227,457
		10,737,619
Health Care Equipment & Supplies — 4.6%
Align Technology, Inc.*(a)	15,574	3,960,780
Cooper Cos., Inc. (The)*	22,746	2,509,794
Dexcom, Inc.*	115,175	7,721,332
GE HealthCare Technologies, Inc.	46,427	4,357,174
IDEXX Laboratories, Inc.*	23,865	12,057,075
Inspire Medical Systems, Inc.*	21,906	4,623,261
Insulet Corp.*(a)	18,419	4,287,022
Masimo Corp.*(a)	7,130	950,643
STERIS PLC(a)	11,963	2,901,506
		43,368,587
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.*	25,745	$1,632,490
Cencora, Inc.	42,306	9,522,235
Centene Corp.*	21,478	1,616,864
Chemed Corp.	9,123	5,482,649
Encompass Health Corp.	25,400	2,454,656
Humana, Inc.	7,140	2,261,524
McKesson Corp.	4,603	2,275,815
		25,246,233
Health Care Technology — 1.4%
Veeva Systems, Inc. (Class A Stock)*	65,137	13,670,302
Hotels, Restaurants & Leisure — 3.9%
Aramark(a)	27,284	1,056,709
Chipotle Mexican Grill, Inc.*	34,399	1,982,070
Domino’s Pizza, Inc.(a)	6,166	2,652,243
DoorDash, Inc. (Class A Stock)*	42,637	6,085,579
DraftKings, Inc. (Class A Stock)*(a)	108,826	4,265,979
Flutter Entertainment PLC (United Kingdom)*	9,671	2,294,735
Hilton Worldwide Holdings, Inc.	20,371	4,695,516
Hyatt Hotels Corp. (Class A Stock)(a)	16,070	2,445,854
Las Vegas Sands Corp.(a)	63,110	3,176,958
Planet Fitness, Inc. (Class A Stock)*	22,721	1,845,400
Red Rock Resorts, Inc. (Class A Stock)	15,548	846,433
Vail Resorts, Inc.(a)	18,073	3,149,943
Wingstop, Inc.	4,778	1,988,030
		36,485,449
Household Durables — 0.6%
Garmin Ltd.(a)	13,463	2,369,892
SharkNinja, Inc.	26,467	2,877,227
		5,247,119
Household Products — 0.3%
Church & Dwight Co., Inc.(a)	23,016	2,410,236
Independent Power & Renewable Electricity Producers — 0.3%
Vistra Corp.	22,289	2,642,138
Insurance — 1.9%
Allstate Corp. (The)	19,875	3,769,294
Arthur J. Gallagher & Co.(a)	20,038	5,638,092
Brown & Brown, Inc.	20,075	2,079,770
Kinsale Capital Group, Inc.(a)	6,186	2,880,016
RenaissanceRe Holdings Ltd. (Bermuda)(a)	12,695	3,458,118
		17,825,290
Interactive Media & Services — 1.1%
IAC, Inc.*	39,250	2,112,435
Pinterest, Inc. (Class A Stock)*	256,696	8,309,250
		10,421,685
IT Services — 2.7%
ASGN, Inc.*	19,379	1,806,704
Gartner, Inc.*	27,801	14,088,435
Globant SA*(a)	12,670	2,510,434
MongoDB, Inc.*	21,978	5,941,752

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	6,643	$763,015
		25,110,340
Leisure Products — 0.3%
Brunswick Corp.	30,175	2,529,268
Life Sciences Tools & Services — 3.9%
Agilent Technologies, Inc.	28,885	4,288,845
Bio-Techne Corp.	75,158	6,007,379
Bruker Corp.	14,954	1,032,723
ICON PLC*	14,377	4,130,656
Illumina, Inc.*	10,727	1,398,908
IQVIA Holdings, Inc.*	9,112	2,159,271
Mettler-Toledo International, Inc.*	3,550	5,323,935
Repligen Corp.*(a)	41,426	6,165,017
Stevanato Group SpA (Italy)(a)	74,185	1,483,700
Waters Corp.*(a)	3,549	1,277,250
West Pharmaceutical Services, Inc.	13,189	3,958,810
		37,226,494
Machinery — 2.1%
Esab Corp.	17,553	1,866,060
Ingersoll Rand, Inc.	40,676	3,992,756
ITT, Inc.	24,008	3,589,436
Lincoln Electric Holdings, Inc.(a)	16,718	3,210,190
Nordson Corp.	5,520	1,449,718
Westinghouse Air Brake Technologies Corp.	31,320	5,693,036
		19,801,196
Media — 1.4%
Trade Desk, Inc. (The) (Class A Stock)*	116,746	12,801,199
Oil, Gas & Consumable Fuels — 1.9%
Cameco Corp. (Canada)(a)	16,799	802,320
Cheniere Energy, Inc.	52,218	9,390,885
Chesapeake Energy Corp.(a)	14,753	1,213,434
Diamondback Energy, Inc.	6,751	1,163,873
EOG Resources, Inc.	21,398	2,630,456
Permian Resources Corp.	189,800	2,583,178
		17,784,146
Personal Care Products — 0.2%
elf Beauty, Inc.*	16,700	1,820,801
Oddity Tech Ltd. (Israel) (Class A Stock)*(a)	11,466	462,997
		2,283,798
Pharmaceuticals — 0.2%
Intra-Cellular Therapies, Inc.*	32,313	2,364,342
Professional Services — 2.9%
Booz Allen Hamilton Holding Corp.	30,497	4,963,692
Dun & Bradstreet Holdings, Inc.(a)	39,222	451,445
Equifax, Inc.	16,620	4,883,953
KBR, Inc.	26,512	1,726,727
TransUnion	28,411	2,974,632
Verisk Analytics, Inc.	33,600	9,003,456
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Wolters Kluwer NV (Netherlands)	21,148	$3,567,070
		27,570,975
Real Estate Management & Development — 1.5%
CoStar Group, Inc.*	190,439	14,366,718
Semiconductors & Semiconductor Equipment — 6.9%
ASM International NV (Netherlands)	3,647	2,406,144
Entegris, Inc.	34,091	3,836,260
Impinj, Inc.*	10,149	2,197,461
Lattice Semiconductor Corp.*	44,837	2,379,500
Marvell Technology, Inc.	67,090	4,838,531
Microchip Technology, Inc.	37,410	3,003,649
Monolithic Power Systems, Inc.	21,136	19,540,232
Nova Ltd. (Israel)*	3,728	776,692
ON Semiconductor Corp.*	31,633	2,296,872
Onto Innovation, Inc.*	23,283	4,832,620
Rambus, Inc.*	30,637	1,293,494
Teradyne, Inc.	88,302	11,826,287
Universal Display Corp.(a)	28,097	5,897,560
		65,125,302
Software — 11.1%
Appfolio, Inc. (Class A Stock)*	7,066	1,663,336
AppLovin Corp. (Class A Stock)*(a)	16,212	2,116,477
Aspen Technology, Inc.*	8,260	1,972,653
Atlassian Corp. (Class A Stock)*	8,406	1,334,957
Bentley Systems, Inc. (Class B Stock)	55,950	2,842,819
Cadence Design Systems, Inc.*	8,876	2,405,662
Confluent, Inc. (Class A Stock)*	75,055	1,529,621
Constellation Software, Inc. (Canada)	975	3,161,503
Crowdstrike Holdings, Inc. (Class A Stock)*	17,346	4,865,033
CyberArk Software Ltd.*	20,494	5,976,255
Datadog, Inc. (Class A Stock)*	80,976	9,317,099
Elastic NV*	44,510	3,416,588
Guidewire Software, Inc.*	23,730	4,341,166
HubSpot, Inc.*	28,992	15,412,147
JFrog Ltd. (Israel)*	76,440	2,219,818
Manhattan Associates, Inc.*(a)	4,142	1,165,476
Nice Ltd. (Israel), ADR*(a)	15,555	2,701,437
Nutanix, Inc. (Class A Stock)*	26,617	1,577,057
Onestream, Inc.*(a)	63,506	2,152,853
Palantir Technologies, Inc. (Class A Stock)*	42,061	1,564,669
Palo Alto Networks, Inc.*	9,872	3,374,250
PTC, Inc.*(a)	8,254	1,491,168
Rubrik, Inc. (Class A Stock)*(a)	13,876	446,113
Samsara, Inc. (Class A Stock)*(a)	42,150	2,028,258
ServiceNow, Inc.*(a)	2,111	1,888,057
Smartsheet, Inc. (Class A Stock)*	50,326	2,786,047
Synopsys, Inc.*	7,789	3,944,272
Tyler Technologies, Inc.*	23,280	13,589,002
Vertex, Inc. (Class A Stock)*(a)	17,200	662,372
Workiva, Inc.*(a)	34,255	2,710,256
		104,656,421

A3

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs — 0.3%
CubeSmart	50,600	$2,723,798
Specialty Retail — 5.0%
AutoZone, Inc.*	609	1,918,374
Burlington Stores, Inc.*	16,733	4,408,811
Five Below, Inc.*	11,543	1,019,824
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	81,667	10,140,591
National Vision Holdings, Inc.*	86,011	938,380
O’Reilly Automotive, Inc.*	6,400	7,370,240
Ross Stores, Inc.	48,619	7,317,646
Tractor Supply Co.	44,597	12,974,605
Ulta Beauty, Inc.*(a)	2,707	1,053,348
		47,141,819
Textiles, Apparel & Luxury Goods — 1.2%
Levi Strauss & Co. (Class A Stock)(a)	152,311	3,320,380
Lululemon Athletica, Inc.*	6,557	1,779,242
On Holding AG (Switzerland) (Class A Stock)*(a)	121,468	6,091,620
		11,191,242
Trading Companies & Distributors — 0.9%
Air Lease Corp.	32,820	1,486,418
Fastenal Co.	64,766	4,625,587
Watsco, Inc.(a)	5,310	2,611,883
		8,723,888

Total Common Stocks (cost $721,745,280)		894,626,291
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Russell Mid-Cap Growth ETF	164,399	19,282,359
Vanguard Mid-Cap Growth ETF	37,131	9,040,284

Total Unaffiliated Exchange-Traded Funds (cost $26,037,230)		28,322,643

	Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	1,381	—
(cost $0)

Total Long-Term Investments (cost $747,782,510)		922,948,934

Shares
Short-Term Investments — 16.9%
Affiliated Mutual Funds — 16.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	17,091,031	17,091,031
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $137,903,046; includes $137,384,299 of cash collateral for securities on loan)(b)(wb)	137,967,286	$137,912,100

Total Affiliated Mutual Funds (cost $154,994,077)		155,003,131

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.5%
Federal Home Loan Bank
4.251%	10/01/24	4,738	4,737,352
(cost $4,738,000)

Total Short-Term Investments (cost $159,732,077)				159,740,483

TOTAL INVESTMENTS—114.6% (cost $907,514,587)				1,082,689,417

Liabilities in excess of other assets — (14.6)%				(137,750,882)

Net Assets — 100.0%				$944,938,535

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,713,286; cash collateral of $137,384,299 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4